INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of components of loss before income taxes

	For the Years Ended
	December 31,
	2025	2024
Australia	$(4,548,044)	$(4,158,066)
United States	(720,714)	(1,027,033)
Loss before income taxes	$(5,268,758)	$(5,185,099)

Schedule of income tax provision

	For the Years Ended
	December 31,
	2025	2024
Current:
Australia	$—	$—
United States	—	—

Deferred:
Australia	925,459	(484,784)
United States	—	—
Total deferred	$925,459	$(484,784)
Income tax provision (benefit)	$925,459	$(484,784)

Schedule of deferred tax assets

	December 31,
	2025	2024
Deferred tax assets:
Employee leave provisions	$25,733	$15,772
Accrued expenses	42,713	78,077
Inventory obsolescence	82,563	12,498
Superannuation	4,603	4,222
Depreciation	13,844	10,820
Contract-related temporary differences	21,904	13,564
Amortization-related temporary differences	102,417	65,543
Share-based compensation	211,999	18,416
Capitalized offering costs	21,185	13,721
Intangible assets	125,884	116,931
Tax loss carryforwards	1,639,837	694,420
Other	—	—
Gross deferred tax assets	2,292,682	1,043,984

Deferred tax liabilities:
Foreign exchange	(42,065)	(36,804)
Prepayments	(8,902)	(49,604)
Leases	(4,199)	(9,168)
Software	(2,862)	(2,684)
Other	—	(54,867)
Gross deferred tax liabilities	(58,028)	(153,127)

Net deferred tax asset before valuation allowance	2,234,654	890,857

Valuation allowance	(2,234,654)	—

Net deferred tax asset	$—	$890,857

Schedule of income tax expense (benefit)

	For the Year Ended		For the Year Ended
	December 31, 2025		December 31, 2024
Tax benefit at Australian statutory rate	$(1,490,370)	25.00%	$(1,101,288)	25.00%
Foreign tax rate differential	21,103	-0.35%	38,950	-0.88%
Share-based compensation	361,937	-6.07%	439,304	-9.97%
Valuation allowance and other changes in deferred tax assets	2,032,789	-34.10%	138,250	-3.14%
Income tax provision (benefit)	$925,459	-15.52%	$(484,784)	11.01%